Non-current and current Provisions - Summary Provisions by Nature (Detail) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Summary of uncertain tax positions which is presented in income tax liabilities
Current	[1]	$ 23.0	$ 22.5
Non-current	[1]	13.2	22.2
Total		36.2	44.7
Provision for other non-operating items		12.6
Non-tax litigation
Summary of uncertain tax positions which is presented in income tax liabilities
Current		0.3	0.4
Non-current		1.2
Total		1.5	0.4
Uncertain tax positions and related interest
Summary of uncertain tax positions which is presented in income tax liabilities
Current		9.3	7.0
Non-current		0.0
Total		9.3	7.0
Other operating items
Summary of uncertain tax positions which is presented in income tax liabilities
Current		8.6	2.5
Non-current		10.7	17.1
Total		19.4	19.6
Termination plans, excl. early retirement
Summary of uncertain tax positions which is presented in income tax liabilities
Non-current		0.0	0.3
Total		0.0	0.3
Other non-operating items
Summary of uncertain tax positions which is presented in income tax liabilities
Current		4.7	12.6
Non-current		1.2	4.8
Total		$ 6.0	$ 17.4

[1]	The notes are an integral part of these consolidated financial statements.